CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 4,627	$ 3,250
Short-term bank deposits	8,451	17,626
Prepaid expenses	376	201
Other receivables	728	456
Inventory	2,167	2,148
Total current assets	16,349	23,681
NON-CURRENT ASSETS
Property and equipment, net	130	160
Right-of-use assets, net	673	696
Intangible assets, net	16,328	16,368
Total non-current assets	17,131	17,224
Total assets	33,480	40,905
CURRENT LIABILITIES
Current maturities of long-term loan	4,479	4,479
Accounts payable and accruals:
Trade	4,294	3,493
Other	2,206	1,743
Current maturities of lease liabilities	280	234
Warrants	2,420	2,174
Total current liabilities	13,679	12,123
NON-CURRENT LIABILITIES
Long-term loan, net of current maturities	2,220	4,460
Lease liabilities	962	977
Total non-current liabilities	3,182	5,437
COMMITMENTS AND CONTINGENT LIABILITIES
Total liabilities	16,861	17,560
EQUITY
Ordinary shares	73,776	73,428
Share premium	327,928	327,584
Warrants	3,686	3,686
Capital reserve	15,425	15,916
Other comprehensive loss	(1,416)	(1,416)
Accumulated deficit	(405,629)	(401,002)
Total equity attributable to owners of the Company	13,770	18,196
Non-controlling interest	2,849	5,149
Total equity	16,619	23,345
Total liabilities and equity	$ 33,480	$ 40,905